SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies Details Narrative
Operating losses		$ 8,560
Working capital deficit	$ 143,244	$ 127,678